Schedule of Investments (unaudited)
December 31, 2022
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 99.5%
Auto Components — 0.7%
Aptiv PLC, Series A, 5.50%, NVS(a)	862,623	$ 92,576,700
Automobiles — 1.1%
Ford Motor Co.
6.00%	2,400,534	51,395,433
6.50%, NVS	1,802,695	42,092,928
6.20%	2,250,519	49,128,830
		142,617,191
Banks — 26.7%
Associated Banc-Corp
Series E, 5.88%, NVS(b)	301,429	6,661,581
Series F, 5.63%, NVS(b)(c)	301,378	6,181,263
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(b)	519,148	12,999,466
Bank of America Corp.
Series 02, (3 mo. USD LIBOR + 0.650%), 5.39%, NVS(b)(d)	558,008	10,624,472
Series 4, (3 mo. USD LIBOR + 0.750%), 5.49%, NVS(b)(d)	398,656	7,590,410
Series 5, (3 mo. USD LIBOR + 0.500%), 5.18%, NVS(b)(c)(d)	791,619	14,945,767
Series E, (3 mo. USD LIBOR + 0.350%), 4.96%, NVS(b)(d)	593,663	10,864,033
Series GG, 6.00%(b)(c)	2,558,077	61,189,202
Series HH, 5.88%, NVS(b)(c)	1,610,912	37,373,158
Series K*, (3 mo. USD LIBOR + 1.327%), 6.45%(d)	1,989,731	49,464,713
Series KK, 5.38%, NVS(b)	2,640,948	55,301,451
Series L, 7.25%, NVS(a)(b)	147,486	171,083,760
Series LL, 5.00%, NVS(b)	2,473,195	48,103,643
Series NN, 4.38%, NVS(b)	2,074,324	36,404,386
Series PP, 4.13%, NVS(b)	1,728,390	28,864,113
Series QQ, 4.25%, NVS(b)	2,456,137	41,631,522
Series SS, 4.75%, NVS(b)	1,320,008	24,829,350
Bank of Hawaii Corp., Series A, 4.38%, NVS(b)	541,509	9,427,672
Bank OZK, Series A, 4.63%, NVS(b)	1,052,566	16,598,966
Cadence Bank, Series A, 5.50%, NVS(b)	525,804	10,226,888
Citigroup, Inc.
Series J, (3 mo. USD LIBOR + 4.040%), 7.13%(b)(d)	2,850,640	71,722,102
Series K, (3 mo. USD LIBOR + 4.130%), 6.88%, NVS(b)(d)	4,486,502	112,297,145
Citizens Financial Group, Inc.
Series D, (3 mo. USD LIBOR + 3.642%), 6.35%, NVS(b)(d)	897,695	21,095,832
Series E, 5.00%, NVS(b)	1,347,127	25,999,551
ConnectOne Bancorp, Inc., Series A, (5 year CMT + 4.420%), 5.25%, NVS(b)(d)	346,537	7,065,889
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(b)	451,328	8,349,568
Dime Community Bancshares, Inc., 5.50%, NVS(b)	398,815	7,366,113
Fifth Third Bancorp
Series A, 6.00%, NVS(b)(c)	602,110	13,481,243
Series I, (3 mo. USD LIBOR + 3.710%), 6.63%, NVS(b)(c)(d)	1,348,520	33,065,710
Series K, 4.95%, NVS(b)	752,545	14,960,595
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(b)	1,032,001	20,103,379
Series C, 5.63%, NVS(b)(c)	602,074	12,252,206
Security	Shares	Value
Banks (continued)
First Horizon Corp.
6.50%, NVS(b)	451,602	$ 10,996,509
Series D, (3 mo. USD LIBOR + 3.859%), 6.10%(b)(d)	301,167	7,375,580
Series F, 4.70%(b)	451,636	9,100,465
First Republic Bank
Series H, 5.13%, NVS(b)	607,620	11,957,962
Series I, 5.50%, NVS(b)(c)	906,114	19,209,617
Series J, 4.70%, NVS(b)(c)	1,183,121	21,946,895
Series K, 4.13%(b)(c)	1,497,473	23,959,568
Series L, 4.25%(b)(c)	2,239,653	36,797,499
Series M, 4.00%(b)	2,249,965	35,256,952
Series N, 4.50%(b)(c)	2,220,412	38,324,311
FNB Corp., (3 mo. USD LIBOR + 4.600%), 7.25%, NVS(b)(d)	333,792	8,511,696
Fulton Financial Corp., Series A, 5.13%, NVS(b)	601,718	11,811,724
Hancock Whitney Corp., 6.25%	519,147	11,737,914
Heartland Financial U.S.A., Inc., Series E, (5 year CMT + 6.675%), 7.00%, NVS(b)(d)	346,141	8,864,671
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(b)(c)	526,856	11,406,432
Series H, 4.50%, NVS(b)	1,497,282	25,393,903
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(b)	5,089,848	119,051,545
Series EE, 6.00%, NVS(b)(c)	5,551,265	137,449,321
Series GG, 4.75%, NVS(b)	2,700,625	52,014,037
Series JJ, 4.55%, NVS(b)	4,500,915	83,762,028
Series LL, 4.63%, NVS(b)	5,551,264	104,585,814
Series MM, 4.20%, NVS(b)(c)	6,001,359	104,723,715
KeyCorp
(5 year CMT + 3.132%), 6.20%, NVS(b)(d)	1,800,412	44,164,106
Series E, (3 mo. USD LIBOR + 3.892%), 6.13%, NVS(b)(d)	1,498,999	34,746,797
Series F, 5.65%, NVS(b)	1,272,880	26,450,446
Series G, 5.63%, NVS(b)	1,347,891	27,982,217
M&T Bank Corp., Series H, (3 mo. USD LIBOR + 4.020%), 5.63%, NVS(b)(c)(d)	751,986	17,596,472
Midland States Bancorp, Inc., (5 year CMT + 4.713%), 7.75%, NVS(b)(d)	343,413	8,918,436
Old National Bancorp
Series A, 7.00%, NVS(b)	325,234	8,195,897
Series C, 7.00%, NVS(b)	368,803	9,253,267
PacWest Bancorp, Series A, (5 year CMT + 4.820%), 7.75%, NVS(b)(d)	1,539,270	38,481,750
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(b)	676,852	17,361,254
Popular Capital Trust II, 6.13%(c)	391,233	9,866,896
Regions Financial Corp.
Series B, (3 mo. USD LIBOR + 3.536%), 6.38%, NVS(b)(d)	1,499,926	35,983,225
Series C, (3 mo. USD LIBOR + 3.148%), 5.70%, NVS(b)(d)	1,499,505	34,158,724
Series E, 4.45%, NVS(b)	1,204,147	21,000,324
Signature Bank, Series a, 5.00%(b)	2,189,116	33,646,713
Silvergate Capital Corp., Series A, 5.38%(b)	602,074	6,978,038
SVB Financial Group, Series A, 5.25%, NVS(b)	1,045,892	17,937,048
Synovus Financial Corp.
Series D, (3 mo. USD LIBOR + 3.352%), 6.30%, NVS(b)(d)	594,363	14,169,614
Series E, (5 year CMT + 4.127%), 5.88%, NVS(b)(d)	1,047,775	22,789,106

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(b)(c)	896,634	$ 17,152,608
Truist Financial Corp.
Series I, (3 mo. USD LIBOR + 0.530%), 5.30%, NVS(b)(d)	516,914	9,299,283
Series O, 5.25%, NVS(b)	1,725,014	36,760,048
Series R, 4.75%, NVS(b)(c)	2,775,596	52,986,128
U.S. Bancorp
Series A, (3 mo. USD LIBOR + 1.020%), 5.85%, NVS(b)(d)	93,875	76,572,899
Series B*, (3 mo. USD LIBOR + 0.600%), 5.41%, NVS(b)(c)(d)	3,000,582	55,210,709
Series K, 5.50%, NVS(b)	1,724,444	38,472,346
Series L, 3.75%, NVS(b)	1,497,498	23,211,219
Series M, 4.00%, NVS(b)	2,250,305	36,544,953
Series O, 4.50%, NVS(b)	1,347,869	24,706,439
United Community Banks, Inc., Series I, 6.88%, NVS(b)	304,781	7,750,581
Valley National Bancorp
Series A, (3 mo. USD LIBOR + 3.850%), 6.25%, NVS(b)(d)	346,141	8,421,611
Series B, (3 mo. USD LIBOR + 3.578%), 8.39%, NVS(b)(c)(d)	301,167	7,559,292
Washington Federal, Inc., Series A, 4.88%, NVS(b)	902,868	15,935,620
Webster Financial Corp.
Series F, 5.25%, NVS(b)	451,442	8,545,797
Series G, 6.50%(b)	406,402	9,814,608
Wells Fargo & Co.
Series AA, 4.70%, NVS(b)	2,429,003	44,669,365
Series CC, 4.38%, NVS(b)	2,178,813	37,105,185
Series DD, 4.25%, NVS(b)	2,586,016	42,591,683
Series L, 7.50%, NVS(a)(b)	208,456	247,020,360
Series Q, (3 mo. USD LIBOR + 3.090%), 5.85%, NVS(b)(c)(d)	3,586,400	82,523,064
Series R, (3 mo. USD LIBOR + 3.690%), 6.63%, NVS(b)(c)(d)	1,743,658	43,120,662
Series Y, 5.63%, NVS(b)(c)	1,401,295	30,534,218
Series Z, 4.75%, NVS(b)(c)	4,244,777	77,764,315
WesBanco, Inc., Series A, (5 year CMT + 6.557%), 6.75%, NVS(b)(d)	451,442	11,340,223
Western Alliance Bancorp, Series A, (5 year CMT + 3.452%), 4.25%, NVS(b)(d)	896,899	18,081,484
Wintrust Financial Corp.
Series D, (3 mo. USD LIBOR + 4.060%), 6.50%, NVS(b)(d)	376,421	8,955,056
Series E, (5 year CMT + 6.507%), 6.88%, NVS(b)(d)	860,407	22,413,602
Zions Bancorp N.A., Series G, (3 mo. USD LIBOR + 4.240%), 6.30%, NVS(b)(c)(d)	416,431	10,564,854
		3,437,671,849
Capital Markets — 11.0%
Affiliated Managers Group, Inc.
4.20%	602,110	8,875,101
4.75%	827,762	13,922,957
5.88%	897,504	18,650,133
B Riley Financial, Inc.
6.50%	503,456	11,055,894
6.00%	692,356	13,459,401
5.50%	624,281	13,921,466
5.25%	947,196	17,276,855
5.00%	971,411	20,394,774
Security	Shares	Value
Capital Markets (continued)
B Riley Financial, Inc.
6.75%	334,906	$ 8,171,706
6.38%	428,909	9,757,680
Brookfield Finance I UK PLC, 4.50%(b)	691,793	10,300,798
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,203,420	18,291,984
Carlyle Finance LLC, 4.63%, NVS	1,497,428	24,243,359
Charles Schwab Corp.
Series D, 5.95%, NVS(b)(c)	2,250,519	53,089,743
Series J, 4.45%, NVS(b)	1,799,538	33,291,453
Cowen, Inc., 7.75%	301,165	7,574,300
First Eagle Alternative Capital BDC, Inc., 5.00%	335,874	7,745,254
Gladstone Investment Corp.
5.00%, NVS	385,495	8,866,385
4.88%	404,991	8,828,804
Goldman Sachs Group, Inc.
Series A, (3 mo. USD LIBOR + 0.750%), 5.34%, NVS(b)(d)	2,249,595	41,415,044
Series C, (3 mo. USD LIBOR + 0.750%), 5.34%, NVS(b)(d)	602,109	11,819,400
Series D, (3 mo. USD LIBOR + 0.670%), 5.26%, NVS(b)(d)	4,050,859	74,697,840
Series J, (3 mo. USD LIBOR + 3.640%), 5.50%, NVS(b)(d)	3,000,582	73,964,346
Series K, (3 mo. USD LIBOR + 3.550%), 6.38%(b)(d)	2,105,150	52,144,566
KKR & Co., Inc., Series C, 6.00%, NVS(a)	1,725,441	98,781,497
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,498,179	25,094,498
Morgan Stanley
Series A, (3 mo. USD LIBOR + 0.700%), 5.49%(b)(c)(d)	3,300,746	62,516,129
Series E, (3 mo. USD LIBOR + 4.320%), 7.13%, NVS(b)(d)	2,588,065	65,089,835
Series F, (3 mo. USD LIBOR + 3.940%), 6.88%, NVS(b)(d)	2,550,488	63,711,190
Series I, (3 mo. USD LIBOR + 3.708%), 6.38%, NVS(b)(d)	3,000,582	72,794,119
Series K, (3 mo. USD LIBOR + 3.491%), 5.85%, NVS(b)(d)	3,000,582	69,043,392
Series L, 4.88%, NVS(b)	1,498,910	29,588,483
Series O, 4.25%, NVS(b)	3,900,794	67,015,641
Series P, 6.50%, NVS(b)	3,000,582	75,764,695
Newtek Business Services Corp., 5.50%	301,167	7,477,977
Northern Trust Corp., Series E, 4.70%, NVS(b)	1,197,924	23,718,895
Oaktree Capital Group LLC
Series A, 6.63%, NVS(b)	542,005	11,593,487
Series B, 6.55%, NVS(b)	702,175	15,005,480
Prospect Capital Corp., Series A, 5.35%(b)	451,638	6,751,988
State Street Corp.
Series D, (3 mo. USD LIBOR + 3.108%), 5.90%, NVS(b)(c)(d)	2,250,519	54,237,508
Series G, (3 mo. USD LIBOR + 3.709%), 5.35%, NVS(b)(d)	1,499,241	35,247,156
Stifel Financial Corp.
5.20%	677,327	13,661,686
Series B, 6.25%, NVS(b)	481,621	11,077,283
Series C, 6.13%, NVS(b)	677,327	16,269,395
Series D, 4.50%, NVS(b)	903,277	14,587,924
Trinity Capital, Inc., 7.00%	526,530	13,215,903
		1,414,003,404
Chemicals — 0.1%
EIDP, Inc., Series B, 4.50%, NVS(b)	125,768	9,809,904

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies — 0.6%
Charah Solutions, Inc., 8.50%	406,098	$ 4,105,651
GFL Environmental, Inc., 6.00%(a)	877,640	56,774,532
Pitney Bowes, Inc., 6.70%	1,295,447	21,310,103
		82,190,286
Consumer Finance — 2.2%
Atlanticus Holdings Corp., 6.13%	451,442	9,620,229
Capital One Financial Corp.
Series I, 5.00%, NVS(b)	4,500,915	81,016,470
Series J, 4.80%, NVS(b)	3,750,840	65,264,616
Series K, 4.63%, NVS(b)	374,472	6,552,886
Series L, 4.38%, NVS(b)	2,024,172	32,224,818
Series N, 4.25%, NVS(b)	1,272,596	19,839,772
Navient Corp., 6.00%	895,612	15,780,683
SLM Corp., Series B, (3 mo. USD LIBOR + 1.700%), 6.47%(b)(d)	298,829	17,194,621
Synchrony Financial, Series A, 5.63%, NVS(b)	2,249,187	38,573,557
		286,067,652
Diversified Financial Services — 2.7%
Apollo Asset Management, Inc.
Series A, 6.38%, NVS(b)(c)	827,726	18,077,536
Series B, 6.38%, NVS(b)	903,205	19,590,516
Citigroup Capital XIII, (3 mo. USD LIBOR + 6.370%), 10.79%, NVS(d)	6,739,517	191,402,283
Compass Diversified Holdings
Series A, 7.25%, NVS(b)	301,175	7,613,704
Series B, (3 mo. USD LIBOR + 4.985%), 7.88%, NVS(b)(d)	301,167	6,944,911
Series C, 7.88%, NVS(b)	346,141	7,898,938
Equitable Holdings, Inc.
Series A, 5.25%, NVS(b)	2,400,534	45,154,045
Series C, 4.30%(b)	897,537	15,877,429
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	751,986	18,107,823
Voya Financial, Inc., Series B, (5 year CMT + 3.210%), 5.35%, NVS(b)(d)	908,531	19,796,890
		350,464,075
Diversified Telecommunication Services — 3.0%
AT&T Inc.
5.35%	3,968,318	86,033,134
5.63%	2,475,505	56,193,963
Series A, 5.00%, NVS(b)	3,600,825	66,075,139
Series C, 4.75%, NVS(b)	5,251,173	91,580,457
Qwest Corp.
6.75%	1,979,034	34,435,192
6.50%, NVS	2,933,131	48,983,288
		383,301,173
Electric Utilities — 9.5%
American Electric Power Co., Inc., 6.13%, NVS(a)	1,275,335	65,781,779
BIP Bermuda Holdings I Ltd., 5.13%(b)	899,471	14,571,430
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(b)	1,052,569	14,599,132
4.88%(b)	782,390	11,258,592
Brookfield Infrastructure Finance ULC, 5.00%	752,674	11,583,653
Duke Energy Corp.
5.63%	1,498,990	34,176,972
Series A, 5.75%, NVS(b)(c)	3,000,582	70,183,613
Entergy Arkansas LLC, 4.88%	1,227,537	24,673,494
Entergy Louisiana LLC, 4.88%	812,264	16,464,591
Entergy Mississippi LLC, 4.90%	776,291	15,813,048
Georgia Power Co., Series 2017, 5.00%	812,264	19,112,572
Security	Shares	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., Series N, 5.65%	2,062,988	$ 47,159,906
NextEra Energy, Inc.
5.28%, NVS(a)	3,753,466	190,300,726
6.22%(a)	3,003,151	151,629,094
6.93%(a)	3,003,184	150,729,805
Pacific Gas and Electric Co., Series A, 6.00%(b)	313,136	6,319,084
PG&E Corp., 5.50%(a)	1,201,175	173,257,482
SCE Trust II, 5.10%, NVS(b)	661,911	11,788,635
SCE Trust III, Series H, (3 mo. USD LIBOR + 2.990%), 5.75%, NVS(b)(c)(d)	827,196	15,336,214
SCE Trust IV, Series J, (3 mo. USD LIBOR + 3.132%), 5.38%, NVS(b)(d)	970,768	17,570,901
SCE Trust V, Series K, (3 mo. USD LIBOR + 3.790%), 5.45%, NVS(b)(d)	895,947	17,417,210
SCE Trust VI, 5.00%, NVS(b)	1,422,328	24,762,730
Southern Co.
5.25%	1,347,977	28,550,153
Series 2020, 4.95%	3,000,582	58,931,430
Series C, 4.20%	2,249,485	39,028,565
		1,231,000,811
Electrical Equipment — 0.2%
Babcock & Wilcox Enterprises, Inc.
6.50%	455,497	9,401,458
8.13%	481,240	11,588,259
Series A, 7.75%, NVS(b)	576,819	8,508,081
		29,497,798
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Series A, 6.00%, NVS(a)	172,443	27,573,636
Energy Equipment & Services — 0.1%
Hoegh LNG Partners LP, Series A, 8.75%, NVS(b)	533,169	9,591,710
Entertainment — 0.1%
Chicken Soup For The Soul Entertainment, Inc., Series A, NVS, 9.75%(b)(c)	307,895	6,715,190
Equity Real Estate Investment Trusts (REITs) — 6.2%
Agree Realty Corp., Series A, 4.25%, NVS(b)(c)	526,576	8,483,139
American Homes 4 Rent
Series G, 5.88%, NVS(b)	345,897	7,665,078
Series H, 6.25%, NVS(b)	341,927	7,941,562
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(b)	514,548	10,800,363
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(b)	226,591	3,532,554
Brookfield DTLA Fund Office Trust Investor, Inc., Series A, 7.63%(b)	718,229	2,657,447
Cedar Realty Trust, Inc., Series C, 6.50%, NVS(b)	371,509	4,368,946
Chatham Lodging Trust, Series A, 6.63%, NVS(b)	360,830	7,231,033
City Office REIT, Inc., Series A, 6.63%, NVS(b)	336,858	6,363,248
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%, NVS(b)	383,115	4,367,511
DiamondRock Hospitality Co., 8.25%, NVS(b)	356,232	8,863,052
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(b)(c)	601,718	12,648,112
Series K, 5.85%, NVS(b)(c)	632,064	14,417,380
Series L, 5.20%, NVS(b)	1,038,211	20,982,244
Diversified Healthcare Trust
6.25%, NVS	746,468	8,606,776
5.63%	1,053,144	11,373,955
EPR Properties
Series C, 5.75%, NVS(a)(b)	404,283	7,264,966

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties
Series E, 9.00%, NVS(a)(b)	259,317	$ 6,672,226
Series G, 5.75%, NVS(b)	445,764	7,484,378
Equity Commonwealth, Series D, 6.50%, NVS(a)(b)	365,384	9,153,783
Federal Realty Investment Trust, Series C, 5.00%, NVS(b)(c)	451,434	9,109,938
Gladstone Commercial Corp., Series G, 6.00%, NVS(b)	301,166	6,002,238
Gladstone Land Corp., Series B, 6.00%(b)	447,915	10,530,482
Global Net Lease, Inc.
Series A, 7.25%, NVS(b)	511,643	10,759,852
Series B, 6.88%(b)	352,260	6,851,457
Hersha Hospitality Trust
Series D, 6.50%, NVS(b)	579,502	10,839,585
Series E, 6.50%, NVS(b)	296,969	5,493,926
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(b)	1,278,562	16,020,382
iStar, Inc.
Series D, 8.00%(b)	301,166	7,465,905
Series I, 7.50%, NVS(b)	376,300	9,204,298
Kimco Realty Corp.
Series L, 5.13%, NVS(b)	670,590	13,291,094
Series M, 5.25%, NVS(b)	786,838	16,012,153
LXP Industrial Trust, Series C, 6.50%, NVS(a)(b)	145,685	6,920,037
National Storage Affiliates Trust, Series A, 6.00%, NVS(b)(c)	673,021	15,045,384
Necessity Retail REIT, Inc., Series A, 7.50%, NVS(b)	596,965	12,088,541
Office Properties Income Trust, 6.38%	487,672	8,470,863
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(b)	330,964	5,934,185
Series F, 6.30%, NVS(b)	451,442	8,035,668
Series G, 6.38%, NVS(b)	691,793	12,590,633
Series H, 5.70%, NVS(b)	751,994	12,407,901
Pennsylvania Real Estate Investment Trust
Series C, 7.20%, NVS(b)(c)	328,226	623,629
Series D, 6.88%, NVS(b)(c)	206,445	392,246
PS Business Parks, Inc., Series X, 5.25%, NVS(b)	702,781	9,452,404
Public Storage
Series F, 5.15%, NVS(b)	842,591	17,761,818
Series G, 5.05%, NVS(b)(c)	902,868	19,529,035
Series H, 5.60%(b)	857,532	19,971,920
Series I, 4.88%, NVS(b)	951,585	19,174,438
Series J, 4.70%, NVS(b)	778,403	15,023,178
Series K, 4.75%, NVS(b)(c)	688,332	13,883,656
Series L, 4.63%, NVS(b)	1,693,266	32,358,313
Series M, 4.13%, NVS(b)	691,793	11,905,758
Series N, 3.88%, NVS(b)(c)	850,111	13,831,306
Series O, 3.90%, NVS(b)	511,902	8,374,717
Series P, 4.00%, NVS(b)	1,808,878	30,081,641
Series Q, 3.95%, NVS(b)	424,129	6,964,198
Series R, 4.00%, NVS(b)	1,308,966	21,859,732
Series S, 4.10%, NVS(b)	751,994	12,844,058
RLJ Lodging Trust, Series A, 1.95%(a)(b)	963,401	22,919,310
Saul Centers, Inc., Series E, 6.00%, NVS(b)	330,964	6,516,681
SITE Centers Corp., Series A, 6.38%, NVS(b)	527,053	11,700,577
SL Green Realty Corp., Series I, 6.50%, NVS(b)	691,793	13,988,054
Spirit Realty Capital, Inc., Series A, 6.00%, NVS(b)	519,148	11,551,043
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(b)	481,920	8,809,498
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.
Series F, 5.88%, NVS(b)	301,739	$ 5,168,789
Sunstone Hotel Investors, Inc.
Series H, 6.13%(b)	345,897	6,710,402
Series I, 5.70%, NVS(b)	301,845	5,430,192
UMH Properties, Inc., Series D, 6.38%, NVS(b)	647,737	14,412,148
Urstadt Biddle Properties, Inc.
Series H, 6.25%, NVS(b)(c)	335,703	7,331,754
Series K, 5.88%, NVS(b)	321,632	6,587,023
Vornado Realty Trust
Series L, 5.40%, NVS(b)(c)	902,876	14,599,505
Series M, 5.25%, NVS(b)	961,467	15,441,160
Series N, 5.25%, NVS(b)	902,868	14,662,576
Series O, 4.45%, NVS(b)	902,884	12,279,222
		806,092,256
Food Products — 1.3%
CHS, Inc.
8.00%, NVS(b)	923,014	25,890,543
Series 1, 7.88%, NVS(b)	1,609,127	41,161,468
Series 2, (3 mo. USD LIBOR + 4.298%), 7.10%, NVS(b)(d)	1,263,621	30,743,899
Series 3, (3 mo. USD LIBOR + 4.155%), 6.75%, NVS(b)(d)	1,476,334	35,476,306
Series 4, 7.50%(b)	1,551,835	40,301,155
		173,573,371
Gas Utilities — 0.6%
Entergy New Orleans LLC, 5.50%	331,186	7,319,211
South Jersey Industries, Inc.
8.75%(a)	502,268	34,666,537
5.63%	601,718	10,078,776
Spire, Inc., Series A, 5.90%, NVS(b)	751,986	16,979,844
UGI Corp., 7.25%(a)(c)	165,445	14,298,584
		83,342,952
Health Care Equipment & Supplies — 1.5%
Becton Dickinson and Co., Series B, 6.00%, NVS(a)	2,250,519	112,705,991
Boston Scientific Corp., Series A, 5.50%, NVS(a)	754,874	86,674,633
		199,380,624
Health Care Technology — 0.1%
CareCloud, Inc., Series A, 11.00%, NVS(b)	340,530	9,122,799
Hotels, Restaurants & Leisure — 0.1%
FAT Brands, Inc., Series B, NVS, 8.25%(c)	682,628	10,724,086
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp., 6.88%(a)	782,453	79,818,031
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(b)	599,525	11,295,051
Tennessee Valley Authority
Series A, (30 yr. CMT + 0.840%), 2.22%(d)	625,601	13,681,894
Series D, (30 yr. CMT + 0.940%), 2.13%(d)	766,540	16,986,526
		121,781,502
Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%, NVS	483,080	11,096,348
Insurance — 11.1%
AEGON Funding Co. LLC, 5.10%, NVS	2,775,596	52,902,860
Allstate Corp.
(3 mo. USD LIBOR + 3.165%), 7.99%, NVS(d)	1,499,858	37,181,480
Series G, 5.63%, NVS(b)	1,725,365	37,492,181
Series H, 5.10%, NVS(b)	3,450,688	68,358,129

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Allstate Corp.
Series I, 4.75%, NVS(b)	898,720	$ 17,983,387
American Equity Investment Life Holding Co.
Series A, (5 year CMT + 4.322%), 5.95%, NVS(b)(d)	1,197,735	24,086,451
Series B, (5 year CMT + 6.297%), 6.63%, NVS(b)(d)	895,083	20,130,417
American Financial Group, Inc.
5.88%	381,032	8,554,168
4.50%	609,636	11,333,133
5.63%	457,209	9,834,566
5.13%	609,636	12,564,598
American International Group, Inc., Series A, 5.85%, NVS(b)	1,498,810	32,089,522
Arch Capital Group Ltd.
Series F, 5.45%, NVS(b)	987,329	20,042,779
Series G, 4.55%(b)	1,497,456	25,861,065
Argo Group International Holdings Ltd., (5 year CMT + 6.712%), 7.00%, NVS(b)(d)	451,442	8,261,389
Argo Group U.S., Inc., 6.50%	432,522	8,477,431
Aspen Insurance Holdings Ltd.
5.63%, NVS(b)	751,439	13,578,503
5.63%, NVS(b)	748,773	13,485,402
(3 mo. USD LIBOR + 4.060%), 5.95%, NVS(b)(d)	819,643	19,081,289
Assurant, Inc., 5.25%	761,989	15,384,558
Athene Holding Ltd.
(5 year CMT + 3.962%), 7.75%, NVS(b)(d)	1,501,366	38,594,715
Series A, (3 mo. USD LIBOR + 4.253%), 6.35%, NVS(b)(d)	2,588,065	55,513,994
Series B, 5.63%, NVS(b)	1,033,580	20,537,235
Series C, (5 year CMT + 5.970%), 6.38%, NVS(b)(d)	1,800,412	43,101,863
Series D, 4.88%(b)(c)	1,723,421	29,367,094
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(b)	1,649,502	32,330,239
Brighthouse Financial, Inc.
6.25%	1,123,455	28,277,362
Series A, 6.60%, NVS(b)	1,273,853	28,024,766
Series B, 6.75%, NVS(b)	1,206,269	27,768,312
Series C, 5.38%(b)	1,723,813	30,011,584
Series D, 4.63%, NVS(b)	1,048,235	15,933,172
CNO Financial Group, Inc., 5.13%	452,526	7,652,215
Enstar Group Ltd.
Series D, (3 mo. USD LIBOR + 4.015%), 7.00%, NVS(b)(d)	1,198,319	25,644,027
Series E, 7.00%, NVS(b)	329,612	7,323,979
Globe Life, Inc., 4.25%, NVS	970,918	17,379,432
Hartford Financial Services Group, Inc., Series G, 6.00%, NVS(b)	1,032,500	25,998,350
Kemper Corp., (5 year CMT + 4.140%), 5.88%(d)	447,604	8,213,533
Lincoln National Corp., 9.00%(b)	1,501,354	40,891,628
Maiden Holdings Ltd., 6.63%	331,222	5,763,263
Maiden Holdings North America Ltd., 7.75%	459,153	8,567,795
MetLife, Inc.
Series A, (3 mo. USD LIBOR + 1.000%), 5.75%, NVS(b)(c)(d)	1,800,266	39,101,778
Series E, 5.63%, NVS(b)(c)	2,415,501	55,604,833
Series F, 4.75%, NVS(b)	3,000,582	58,661,378
PartnerRe Ltd., Series J, 4.88%, NVS(b)	601,718	11,324,333
Prudential Financial, Inc.
5.95%	902,876	21,867,657
Security	Shares	Value
Insurance (continued)
Prudential Financial, Inc.
5.63%	1,694,592	$ 41,483,612
4.13%, NVS(c)	1,497,607	27,181,567
Reinsurance Group of America, Inc.
(3 mo. USD LIBOR + 4.040%), 5.75%, NVS(d)	1,198,798	27,716,210
(5 year CMT + 3.456%), 7.13%(d)	2,100,370	54,504,601
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(b)	752,509	16,299,345
Series G, 4.20%, NVS(b)	1,496,864	24,294,103
Selective Insurance Group, Inc., Series B, 4.60%(b)	601,718	10,078,777
SiriusPoint Ltd., Series B, (5 year CMT + 7.298%), 8.00%, NVS(b)(d)	601,722	13,990,036
Unum Group, 6.25%	897,807	21,484,522
W R Berkley Corp.
5.70%	556,875	12,362,625
5.10%	896,923	18,189,598
4.13%	903,277	16,015,101
4.25%(c)	752,545	13,937,133
		1,437,675,075
Internet & Direct Marketing Retail — 0.5%
Qurate Retail, Inc., 8.00%(c)	949,348	32,524,662
QVC, Inc.
6.25%	1,496,799	17,916,684
6.38%	676,844	7,979,991
		58,421,337
IT Services — 0.2%
Exela Technologies, Inc., Series B, 6.00%(a)(b)(c)	218,399	637,725
Sabre Corp., 6.50%, NVS(a)	245,925	20,699,507
		21,337,232
Leisure Products — 0.3%
Brunswick Corp.
6.50%	556,442	13,410,252
6.63%	376,300	9,445,130
6.38%	691,793	17,744,491
		40,599,873
Life Sciences Tools & Services — 1.4%
Danaher Corp., Series B, 5.00%, NVS(a)(c)	129,156	175,206,572
Machinery — 0.5%
Chart Industries, Inc., 6.75%, NVS(a)	525,509	26,581,349
RBC Bearings, Inc., Series A, 5.00%, NVS(a)	344,673	35,356,556
		61,937,905
Marine — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(b)	322,785	7,985,701
Media — 0.2%
Liberty Broadband Corp., Series A, 7.00%(b)	540,896	12,602,877
Paramount Global, Series A, 5.75%, NVS(a)(c)	751,986	18,626,693
		31,229,570
Metals & Mining — 0.9%
ArcelorMittal SA, 5.50%(a)	1,824,431	113,005,256
Mortgage Real Estate Investment Trusts (REITs) — 5.1%
ACRES Commercial Realty Corp.
Series C, (3 mo. USD LIBOR + 5.927%), 8.63%(b)(c)(d)	361,170	7,140,331
Series D, 7.88%, NVS(b)	346,944	6,192,950
AGNC Investment Corp.
Series C, (3 mo. USD LIBOR + 5.111%), 9.90%, NVS(b)(d)	973,045	24,588,847

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
AGNC Investment Corp.
Series D, (3 mo. USD LIBOR + 4.332%), 6.88%, NVS(b)(d)	707,607	$ 14,045,999
Series E, (3 mo. USD LIBOR + 4.993%), 6.50%, NVS(b)(d)	1,205,289	23,973,198
Series F, (3 mo. USD LIBOR + 4.697%), 6.13%, NVS(b)(d)	1,724,297	33,244,446
Series G, (5 year CMT + 4.390%), 7.75%, NVS(b)(d)	451,674	9,891,661
Annaly Capital Management, Inc.
Series F, (3 mo. USD LIBOR + 4.993%), 9.72%, NVS(b)(d)	2,160,458	52,671,966
Series G, (3 mo. USD LIBOR + 4.172%), 6.50%, NVS(b)(d)	1,273,479	29,404,630
Series I, (3 mo. USD LIBOR + 4.989%), 6.75%, NVS(b)(d)	1,326,217	29,654,212
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(b)	684,055	11,806,789
Series E, 6.25%, NVS(b)	424,661	7,053,619
Series F, (SOFR + 5.440%), 6.25%, NVS(b)(d)	853,540	15,457,609
ARMOUR Residential REIT, Inc., Series C, 7.00%(b)	515,250	9,856,732
Chimera Investment Corp.
Series A, 8.00%, NVS(b)	434,633	8,001,594
Series B, (3 mo. USD LIBOR + 5.791%), 8.00%, NVS(b)(d)	972,137	19,258,034
Series C, (3 mo. USD LIBOR + 4.743%), 7.75%, NVS(b)(d)	782,825	13,425,449
Series D, (3 mo. USD LIBOR + 5.379%), 8.00%, NVS(b)(d)	602,110	11,337,731
Dynex Capital, Inc., Series C, (3 mo. USD LIBOR + 5.461%), 6.90%, NVS(b)(d)	337,704	7,365,324
Ellington Financial, Inc.
(3 mo. USD LIBOR + 5.196%), 6.75%, NVS(b)(d)	346,134	6,483,090
Series B, (5 year CMT + 4.990%), 6.25%, NVS(b)(d)	362,732	6,369,574
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(b)(c)	774,860	13,823,502
Granite Point Mortgage Trust, Inc., Series A, (SOFR + 5.830%), 7.00%, NVS(b)(d)	619,320	10,621,338
Great Ajax Corp., 7.25%, NVS(a)(c)	348,819	8,350,727
Invesco Mortgage Capital, Inc.
Series B, (3 mo. USD LIBOR + 5.180%), 7.75%, NVS(b)(d)	341,602	6,722,727
Series C, (3 mo. USD LIBOR + 5.289%), 7.50%, NVS(b)(d)	588,080	12,067,402
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(b)	979,085	16,154,902
MFA Financial, Inc.
Series B, 7.50%, NVS(b)	602,077	10,777,178
Series C, (3 mo. USD LIBOR + 5.345%), 6.50%, NVS(b)(d)	827,726	14,567,978
New York Mortgage Trust, Inc.
Series D, (3 mo. USD LIBOR + 5.695%), 8.00%, NVS(b)(d)	460,938	8,112,509
Series E, (3 mo. USD LIBOR + 6.429%), 7.88%, NVS(b)(d)	557,731	10,212,055
Series F, (SOFR + 6.130%), 6.88%, NVS(b)(d)	432,777	7,214,393
PennyMac Mortgage Investment Trust
Series A, (3 mo. USD LIBOR + 5.831%), 8.13%, NVS(b)(d)	346,140	7,615,080
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust
Series B, (3 mo. USD LIBOR + 5.990%), 8.00%, NVS(b)(d)	587,155	$ 12,347,870
Series C, 6.75%, NVS(b)	752,508	12,905,512
Ready Capital Corp.
7.00%(a)	346,141	8,667,371
6.20%	308,718	7,211,652
5.75%(c)	606,165	13,984,227
Series E, 6.50%, NVS(b)	346,177	6,236,379
Rithm Capital Corp.
Series A, (3 mo. USD LIBOR + 5.802%), 7.50%, NVS(b)(d)	464,908	9,135,442
Series B, (3 mo. USD LIBOR + 5.640%), 7.13%(b)(d)	850,528	16,355,653
Series C, (3 mo. USD LIBOR + 4.969%), 6.38%, NVS(b)(d)	1,194,453	20,544,592
Series D, (5 year CMT + 6.223%), 7.00%, NVS(b)(d)	1,392,693	25,152,036
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(b)(c)	605,705	10,636,180
Two Harbors Investment Corp.
Series A, (3 mo. USD LIBOR + 5.660%), 8.13%, NVS(b)(d)	430,749	8,739,897
Series B, (3 mo. USD LIBOR + 5.352%), 7.63%, NVS(b)(d)	865,520	16,384,294
Series C, (3 mo. USD LIBOR + 5.011%), 7.25%, NVS(b)(d)	888,025	16,614,948
		658,379,629
Multiline Retail — 0.2%
Dillard’s Capital Trust I, 7.50%	601,718	15,175,328
Franchise Group, Inc., Series A, 7.50%, NVS(b)	341,864	6,956,932
		22,132,260
Multi-Utilities — 3.1%
Algonquin Power & Utilities Corp.
7.75%(a)	1,724,741	41,169,568
(3 mo. USD LIBOR + 3.677%), 6.88%(d)	860,507	19,791,661
Series 19-A, (3 mo. USD LIBOR + 4.010%), 6.20%, NVS(d)	1,053,206	22,454,352
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(b)	602,262	9,666,245
Series 14, 5.00%, NVS(b)	602,262	9,268,812
CMS Energy Corp.
5.88%	1,889,914	42,334,073
5.88%, NVS	842,607	18,689,023
5.63%	601,718	13,099,401
Series C, 4.20%, NVS(b)	692,392	12,234,636
DTE Energy Co.
4.38%	842,607	14,703,492
Series E, 5.25%(c)	1,197,644	25,390,053
Series G, 4.38%	691,793	13,199,410
NiSource, Inc.
7.75%(a)	647,053	66,814,693
Series B, (5 year CMT + 3.632%), 6.50%(b)(d)	1,499,155	36,414,475
Sempra Energy, 5.75%	2,273,006	49,165,120
		394,395,014
Oil, Gas & Consumable Fuels — 2.3%
Altera Infrastructure LP
Series A, 7.25%, NVS(b)(e)	463,501	301,276
Series B, 8.50%, NVS(b)(e)	408,513	318,640
Series E, 8.88%, NVS(b)(d)(e)	409,152	278,223

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream LP
Series B, (3 mo. USD LIBOR + 4.919%), 7.88%, NVS(b)(d)	485,295	$ 11,889,727
Series C, (3 mo. USD LIBOR + 4.882%), 7.95%, NVS(b)(d)	330,964	7,986,161
El Paso Energy Capital Trust I, 4.75%(a)	329,608	14,845,248
Enbridge, Inc., Series B, (3 mo. USD LIBOR + 3.593%), 6.38%(d)	1,799,739	43,913,632
Energy Transfer LP
Series C, (3 mo. USD LIBOR + 4.530%), 7.38%, NVS(b)(d)	1,353,696	29,469,962
Series D, (3 mo. USD LIBOR + 4.738%), 7.63%, NVS(b)(d)	1,333,014	29,326,308
Series E, (3 mo. USD LIBOR + 5.161%), 7.60%, NVS(b)(d)	2,400,534	52,547,689
NGL Energy Partners LP, Series B, (3 mo. USD LIBOR + 7.213%), 12.02%, NVS(b)(d)	936,619	8,654,360
NuStar Energy LP
Series A, (3 mo. USD LIBOR + 6.766%), 11.50%, NVS(b)(d)	681,682	15,371,929
Series B, (3 mo. USD LIBOR + 5.643%), 10.38%, NVS(b)(d)	1,158,153	23,603,158
Series C, (3 mo. USD LIBOR + 6.880%), 11.65%, NVS(b)(d)	519,148	12,236,318
NuStar Logistics LP, (3 mo. USD LIBOR + 6.734%), 11.53%(d)	1,207,089	29,211,554
Seapeak LLC
9.00%, NVS(b)	372,603	8,782,253
Series B, (3 mo. USD LIBOR + 6.241%), 8.50%, NVS(b)(d)	511,643	11,471,036
		300,207,474
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 5.00%(a)	827,197	16,155,157
Professional Services — 0.3%
Clarivate PLC, Series A, 5.25%(a)	1,078,170	40,841,080
Real Estate Management & Development — 0.8%
Brookfield Property Partners LP
Series A, 5.75%, NVS(b)	856,665	11,590,677
Series A-1, 6.50%, NVS(b)	548,891	8,688,944
Series A2, 6.38%, NVS(b)	752,674	11,448,172
Brookfield Property Preferred LP, 6.25%	2,010,835	28,493,532
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(b)	632,268	11,949,802
Series I, 7.15%, NVS(b)	974,297	18,277,812
Series J, 7.13%, NVS(b)	877,535	16,471,332
		106,920,271
Software — 0.1%
Synchronoss Technologies, Inc., 8.38%	375,541	6,740,961
Specialty Retail — 0.2%
TravelCenters of America, Inc.
8.25%	330,964	8,376,699
8.00%	361,208	9,156,623
8.00%	301,166	7,586,371
		25,119,693
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc., 7.00%	444,378	7,043,391
Thrifts & Mortgage Finance — 0.7%
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(b)(c)	301,177	6,324,717
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp.
Series F, 5.25%, NVS(b)	361,160	$ 6,898,337
Series G, 4.88%, NVS(b)	376,421	6,753,557
Merchants Bancorp
(5 year CMT + 4.340%), 8.25%, NVS(b)	429,013	11,879,370
Series B, (3 mo. USD LIBOR + 4.569%), 6.00%, NVS(b)(d)	376,421	7,652,639
Series C, 6.00%, NVS(b)	590,468	11,348,795
New York Community Bancorp, Inc., Series A., (3 mo. USD LIBOR + 3.821%), 6.38%, NVS(b)(d)	1,543,391	33,507,019
New York Community Capital Trust V, 6.00%, NVS(a)	217,982	9,456,059
		93,820,493
Trading Companies & Distributors — 1.1%
Air Lease Corp., Series A, (3 mo. USD LIBOR + 3.650%), 6.15%, NVS(b)(d)	746,505	17,931,050
FTAI Aviation Ltd.
Series A, NVS, (3 mo. USD LIBOR + 6.886%), 8.25%(b)(d)	318,221	7,159,972
Series B, NVS, (3 mo. USD LIBOR + 6.447%), 8.00%(b)(d)	368,977	7,065,910
Series C, NVS, (5 year CMT + 7.378%), 8.25%(b)(d)	319,831	6,236,705
Textainer Group Holdings Ltd.
(5 year CMT + 6.134%), 7.00%, NVS(b)(d)	451,442	10,441,853
Series B, 6.25%, NVS(b)	451,442	8,383,278
Triton International Ltd.
8.00%, NVS(b)	432,522	10,808,725
7.38%, NVS(b)	526,568	12,111,064
6.88%, NVS(b)	451,442	9,845,950
Series E, 5.75%, NVS(b)	526,576	9,588,949
WESCO International, Inc., Series A, (5 year CMT + 10.325%), 10.63%, NVS(b)(d)	1,620,434	42,487,779
		142,061,235
Transportation Infrastructure — 0.3%
Atlas Corp.
Series D, 7.95%(b)	382,133	9,209,405
Series H, 7.88%, NVS(b)	672,763	14,514,862
Series I, (3 mo. USD LIBOR + 5.008%), 8.00%(b)(d)	451,442	9,909,152
		33,633,419
Wireless Telecommunication Services — 0.9%
Telephone and Data Systems, Inc.
Series UU, 6.63%, NVS(b)	1,263,621	18,600,501
Series VV, 6.00%, NVS(b)	2,067,347	27,082,246
United States Cellular Corp.
6.25%	1,496,752	23,903,129
5.50%	1,495,930	21,720,904
5.50%	1,495,961	21,631,596
		112,938,376
Total Long-Term Investments — 99.5% (Cost: $15,940,707,579)		12,825,982,291

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(f)(g)(h)	259,309,577	$ 259,387,370
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(f)(g)	108,675,635	108,675,635
Total Short-Term Securities — 2.8% (Cost: $367,952,991)		368,063,005
Total Investments — 102.3% (Cost: $16,308,660,570)		13,194,045,296
Liabilities in Excess of Other Assets — (2.3)%		(298,386,835)
Net Assets — 100.0%		$ 12,895,658,461
(a)	Convertible security.
(b)	Perpetual security with no stated maturity date.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 275,720,624	$ —	$ (16,477,181)(a)	$ (35,468)	$ 179,395	$ 259,387,370	259,309,577	$ 3,109,011(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	190,910,000	—	(82,234,365)(a)	—	—	108,675,635	108,675,635	1,652,295	55
				$ (35,468)	$ 179,395	$ 368,063,005		$ 4,761,306	$ 55
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Preferred and Income Securities ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$ 12,649,877,580	$ 175,206,572	$ 898,139	$ 12,825,982,291
Short-Term Securities
Money Market Funds	368,063,005	—	—	368,063,005
	$ 13,017,940,585	$ 175,206,572	$ 898,139	$ 13,194,045,296
Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate